Vanguard® Growth and Income Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.9%)
Communication Services (10.5%)
	Alphabet Inc. Class A	2,960,318	560,388
*	Netflix Inc.	304,707	271,592
	Meta Platforms Inc. Class A	448,038	262,331
	Alphabet Inc. Class C	753,722	143,539
	T-Mobile US Inc.	455,986	100,650
	Electronic Arts Inc.	581,517	85,076
	AT&T Inc.	2,254,100	51,326
	Omnicom Group Inc.	436,274	37,537
	Walt Disney Co.	292,600	32,581
*	Spotify Technology SA	69,434	31,063
*	Pinterest Inc. Class A	1,046,680	30,354
	Comcast Corp. Class A	327,100	12,276
*	Live Nation Entertainment Inc.	91,376	11,833
*	Charter Communications Inc. Class A	24,190	8,292
	Verizon Communications Inc.	162,944	6,516
	New York Times Co. Class A	59,500	3,097
	Telephone & Data Systems Inc.	78,200	2,667
	News Corp. Class A	84,500	2,327
*	Lions Gate Entertainment Corp. Class B	253,700	1,916
	Fox Corp. Class A	33,600	1,632
*	Gannett Co. Inc.	268,700	1,360
	Iridium Communications Inc.	45,600	1,323
*	Eventbrite Inc. Class A	375,200	1,261
*	United States Cellular Corp.	12,056	756
	ATN International Inc.	42,720	718
	Scholastic Corp.	25,937	553
*	Cinemark Holdings Inc.	13,600	421
*	Lions Gate Entertainment Corp. Class A	32,700	279
*	EW Scripps Co. Class A	117,200	259
*	Globalstar Inc.	96,400	200
*	Altice USA Inc. Class A	76,600	185
*	Perion Network Ltd.	18,200	154
*	Trade Desk Inc. Class A	1,200	141
*	Lumen Technologies Inc.	23,052	122
*	AMC Networks Inc. Class A	11,400	113
	John Wiley & Sons Inc. Class A	1,900	83
	Entravision Communications Corp. Class A	14,600	34
	IDT Corp. Class B	568	27
	Sinclair Inc.	1,317	21
*	WideOpenWest Inc.	900	5
			1,665,008
Consumer Discretionary (12.5%)
*	Amazon.com Inc.	3,331,233	730,839
*	Tesla Inc.	674,655	272,453
*	Chipotle Mexican Grill Inc.	2,366,356	142,691
	Marriott International Inc. Class A	383,107	106,864
	Booking Holdings Inc.	17,656	87,722
	Ross Stores Inc.	468,057	70,803
*	Airbnb Inc. Class A	464,356	61,021
	Pool Corp.	130,018	44,328
	TJX Cos. Inc.	333,800	40,326
*	Carvana Co.	118,200	24,037
	Lennar Corp. Class A	168,362	22,960
*	Carnival Corp.	884,330	22,038
*	Lululemon Athletica Inc.	49,400	18,891
	Yum! Brands Inc.	140,703	18,877
*	AutoZone Inc.	5,876	18,815
	Hilton Worldwide Holdings Inc.	74,300	18,364
*	Deckers Outdoor Corp.	89,820	18,242

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	DR Horton Inc.	126,500	17,687
	PulteGroup Inc.	159,110	17,327
	Ralph Lauren Corp.	74,288	17,159
	Starbucks Corp.	187,490	17,108
	Royal Caribbean Cruises Ltd.	73,315	16,913
	Best Buy Co. Inc.	166,500	14,286
	Garmin Ltd.	66,450	13,706
*	DoorDash Inc. Class A	78,105	13,102
	Williams-Sonoma Inc.	65,700	12,166
*	Norwegian Cruise Line Holdings Ltd.	449,250	11,559
	Darden Restaurants Inc.	59,780	11,160
*	DraftKings Inc. Class A	280,600	10,438
*	MercadoLibre Inc.	5,500	9,352
	General Motors Co.	166,900	8,891
*	Coupang Inc.	383,200	8,423
	Home Depot Inc.	19,400	7,546
	Domino's Pizza Inc.	16,640	6,985
*	Skechers USA Inc. Class A	98,900	6,650
	Lowe's Cos. Inc.	24,778	6,115
	Genuine Parts Co.	47,500	5,546
*	Expedia Group Inc.	27,910	5,201
	Tapestry Inc.	63,640	4,158
*	Ulta Beauty Inc.	9,000	3,914
*	Dutch Bros Inc. Class A	69,800	3,656
*	Adient plc	186,200	3,208
*	NVR Inc.	381	3,116
	Leggett & Platt Inc.	305,700	2,935
*	Cava Group Inc.	23,000	2,594
	International Game Technology plc	131,100	2,315
*	Rush Street Interactive Inc.	152,400	2,091
	McDonald's Corp.	4,258	1,234
*	Sleep Number Corp.	43,800	668
	Dana Inc.	51,906	600
	H&R Block Inc.	10,700	565
	OneSpaWorld Holdings Ltd.	23,700	472
	Levi Strauss & Co. Class A	25,200	436
*	Coursera Inc.	50,700	431
*	Visteon Corp.	4,300	382
*	National Vision Holdings Inc.	36,200	377
	Penske Automotive Group Inc.	2,400	366
	Bloomin' Brands Inc.	27,500	336
*	GoPro Inc. Class A	290,800	317
*	Tri Pointe Homes Inc.	8,480	308
*	Genesco Inc.	7,000	299
*	Capri Holdings Ltd.	13,800	291
*	Laureate Education Inc.	15,359	281
*	Chegg Inc.	152,800	246
*	Stoneridge Inc.	37,900	238
*	CarParts.com Inc.	109,200	118
*	JAKKS Pacific Inc.	4,000	113
	Lennar Corp. Class B	700	93
*	Cooper-Standard Holdings Inc.	6,411	87
*	Qurate Retail Inc. Series A	240,500	79
	J Jill Inc.	2,800	77
*	Red Robin Gourmet Burgers Inc.	8,775	48
	Monarch Casino & Resort Inc.	588	46
*	ODP Corp.	2,000	46
*	Universal Electronics Inc.	4,000	44
	Nordstrom Inc.	800	19
	Cato Corp. Class A	3,907	15
*	Noodles & Co.	20,600	12
*	Zumiez Inc.	300	6
*,1	LL Flooring Holdings Inc.	17,700	—
			1,993,228
Consumer Staples (4.2%)
	Philip Morris International Inc.	1,664,330	200,302
	Walmart Inc.	773,658	69,900
	Costco Wholesale Corp.	73,731	67,558
	Altria Group Inc.	1,212,520	63,403

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	Kimberly-Clark Corp.	286,800	37,582
	Kroger Co.	572,100	34,984
	Clorox Co.	162,479	26,388
	Colgate-Palmolive Co.	259,100	23,555
	Sysco Corp.	281,100	21,493
	PepsiCo Inc.	137,200	20,863
	Coca-Cola Co.	187,800	11,692
	Target Corp.	73,180	9,893
	Coca-Cola Consolidated Inc.	6,600	8,316
	Procter & Gamble Co.	48,500	8,131
[2]	WK Kellogg Co.	445,300	8,011
*	United Natural Foods Inc.	257,900	7,043
*	Vita Coco Co. Inc.	187,900	6,935
	Hormel Foods Corp.	176,600	5,540
*	Boston Beer Co. Inc. Class A	15,800	4,740
*	Performance Food Group Co.	46,500	3,932
	Coca-Cola Europacific Partners plc	41,100	3,157
	Molson Coors Beverage Co. Class B	54,200	3,107
	Bunge Global SA	37,700	2,932
	Mondelez International Inc. Class A	37,900	2,264
	Walgreens Boots Alliance Inc.	237,200	2,213
	Keurig Dr Pepper Inc.	30,400	976
	Nu Skin Enterprises Inc. Class A	138,990	958
	Adecoagro SA	94,400	890
	National Beverage Corp.	17,400	742
	Fresh Del Monte Produce Inc.	19,300	641
	Reynolds Consumer Products Inc.	22,349	603
*	Medifast Inc.	33,100	583
	SpartanNash Co.	21,900	401
	Estee Lauder Cos. Inc. Class A	5,200	390
*	BellRing Brands Inc.	3,800	286
	Tyson Foods Inc. Class A	3,700	213
	McCormick & Co. Inc.	2,600	198
*	Lifeway Foods Inc.	6,900	171
*	BJ's Wholesale Club Holdings Inc.	1,684	150
*	Vital Farms Inc.	3,300	124
	Flowers Foods Inc.	4,500	93
*	Mama's Creations Inc.	10,400	83
*	Hain Celestial Group Inc.	12,300	76
	Seaboard Corp.	31	75
			661,587
Energy (2.3%)
	Exxon Mobil Corp.	1,376,194	148,037
	Shell plc ADR	1,100,747	68,962
	Cheniere Energy Inc.	151,800	32,617
	Targa Resources Corp.	146,490	26,148
	Kinder Morgan Inc.	764,940	20,959
	Coterra Energy Inc.	518,600	13,245
	Baker Hughes Co.	221,440	9,083
*	CNX Resources Corp.	192,400	7,055
	Hess Corp.	48,836	6,496
	ConocoPhillips	65,200	6,466
	Ovintiv Inc. (XNYS)	94,200	3,815
	Devon Energy Corp.	92,900	3,041
*	Gulfport Energy Corp.	15,600	2,874
*	Antero Resources Corp.	45,900	1,609
*	REX American Resources Corp.	35,500	1,480
	Halliburton Co.	52,500	1,428
	Range Resources Corp.	39,100	1,407
*	Oil States International Inc.	198,105	1,002
	TechnipFMC plc	33,800	978
	Antero Midstream Corp.	39,500	596
	PBF Energy Inc. Class A	21,300	566
	California Resources Corp.	10,500	545
*	Comstock Resources Inc.	26,200	477
*	Green Plains Inc.	47,586	451
*	Par Pacific Holdings Inc.	25,863	424
*	TETRA Technologies Inc.	91,900	329
	Teekay Corp. Ltd.	34,700	241

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	FutureFuel Corp.	43,500	230
	Teekay Tankers Ltd. Class A	4,800	191
	SFL Corp. Ltd.	7,500	77
	Tsakos Energy Navigation Ltd.	4,001	69
	Berry Corp.	8,559	35
			360,933
Financials (13.8%)
	Mastercard Inc. Class A	545,951	287,481
	American Express Co.	541,290	160,649
	Wells Fargo & Co.	2,203,728	154,790
	KKR & Co. Inc.	730,037	107,980
	Ares Management Corp. Class A	597,657	105,803
	Progressive Corp.	411,531	98,607
	Visa Inc. Class A	300,550	94,986
	JPMorgan Chase & Co.	365,561	87,629
	US Bancorp	1,425,420	68,178
*	Berkshire Hathaway Inc. Class B	136,987	62,093
	Cboe Global Markets Inc.	294,067	57,461
	M&T Bank Corp.	302,782	56,926
	Tradeweb Markets Inc. Class A	418,733	54,820
	Citizens Financial Group Inc.	1,250,631	54,728
	CME Group Inc.	225,110	52,277
	MSCI Inc.	78,980	47,389
	Synchrony Financial	728,830	47,374
	Capital One Financial Corp.	238,425	42,516
	Charles Schwab Corp.	523,520	38,746
	Allstate Corp.	181,330	34,959
	Bank of America Corp.	774,600	34,044
	Apollo Global Management Inc.	201,700	33,313
*	Fiserv Inc.	147,320	30,262
	Morgan Stanley	234,251	29,450
	Marsh & McLennan Cos. Inc.	129,204	27,444
	Moody's Corp.	55,511	26,277
	PNC Financial Services Group Inc.	130,320	25,132
	Blackstone Inc.	138,350	23,854
	Intercontinental Exchange Inc.	137,650	20,511
	T Rowe Price Group Inc.	173,880	19,664
	Brown & Brown Inc.	180,520	18,417
	Travelers Cos. Inc.	74,390	17,920
	Zions Bancorp NA	296,450	16,082
	Discover Financial Services	90,035	15,597
	Bank of New York Mellon Corp.	191,040	14,678
	Globe Life Inc.	96,420	10,753
	KeyCorp.	621,741	10,657
*	NU Holdings Ltd. Class A	930,500	9,640
	Ameriprise Financial Inc.	18,080	9,626
	Cincinnati Financial Corp.	64,574	9,279
	Affiliated Managers Group Inc.	50,110	9,266
	Fifth Third Bancorp	210,080	8,882
	Virtu Financial Inc. Class A	209,300	7,468
	State Street Corp.	64,778	6,358
*	Toast Inc. Class A	166,800	6,080
	Huntington Bancshares Inc.	267,160	4,347
[2]	Blue Owl Capital Corp.	230,800	3,490
*	WEX Inc.	19,100	3,349
	MarketAxess Holdings Inc.	11,590	2,620
	Franklin Resources Inc.	120,400	2,443
	Regions Financial Corp.	102,300	2,406
	Erie Indemnity Co. Class A	5,420	2,234
	Bank OZK	42,300	1,884
	Federated Hermes Inc.	39,300	1,616
	FS KKR Capital Corp.	66,272	1,439
*	Enova International Inc.	13,684	1,312
	MetLife Inc.	15,950	1,306
	Golub Capital BDC Inc.	84,274	1,278
*	EZCorp. Inc. Class A	100,700	1,231
	Truist Financial Corp.	27,197	1,180
	Principal Financial Group Inc.	14,300	1,107
	Enact Holdings Inc.	34,200	1,107

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
*	Robinhood Markets Inc. Class A	25,900	965
	First American Financial Corp.	11,000	687
	Moelis & Co. Class A	6,700	495
	KKR Real Estate Finance Trust Inc.	47,100	476
	Advanced Flower Capital Inc.	56,200	468
	FNB Corp.	31,600	467
	Nelnet Inc. Class A	4,300	459
	Ladder Capital Corp.	39,300	440
	James River Group Holdings Ltd.	87,109	424
	Aflac Inc.	3,800	393
	Federal Agricultural Mortgage Corp. Class C	1,934	381
	Invesco Ltd.	21,600	378
	Selective Insurance Group Inc.	3,900	365
	Unum Group	5,000	365
	BOK Financial Corp.	3,361	358
*	Customers Bancorp Inc.	7,000	341
	Corebridge Financial Inc.	9,600	287
	First Internet Bancorp	7,931	285
	TPG RE Finance Trust Inc.	25,291	215
	Oaktree Specialty Lending Corp.	12,654	193
	Western Union Co.	15,900	168
	S&P Global Inc.	300	149
	Granite Point Mortgage Trust Inc.	51,161	143
	Chimera Investment Corp.	9,000	126
*	Lemonade Inc.	3,385	124
	Bank of NT Butterfield & Son Ltd.	3,000	110
	Live Oak Bancshares Inc.	2,600	103
*	Oscar Health Inc. Class A	7,100	95
	Burford Capital Ltd.	5,896	75
*	Green Dot Corp. Class A	6,499	69
*	MBIA Inc.	9,800	63
	Universal Insurance Holdings Inc.	2,202	46
	Berkshire Hills Bancorp Inc.	800	23
*	PRA Group Inc.	300	6
			2,200,137
Health Care (8.8%)
	Eli Lilly & Co.	322,886	249,268
	Merck & Co. Inc.	1,654,583	164,598
*	Boston Scientific Corp.	1,270,846	113,512
	AbbVie Inc.	564,138	100,247
*	Vertex Pharmaceuticals Inc.	221,228	89,088
*	Edwards Lifesciences Corp.	932,185	69,010
	Bristol-Myers Squibb Co.	1,074,068	60,749
	Humana Inc.	211,413	53,638
*	ICON plc	253,683	53,200
	Stryker Corp.	129,819	46,741
	ResMed Inc.	156,420	35,772
	Pfizer Inc.	1,210,100	32,104
*	Centene Corp.	510,442	30,923
	Medtronic plc	311,200	24,859
	Thermo Fisher Scientific Inc.	41,300	21,485
	Gilead Sciences Inc.	206,580	19,082
	Cardinal Health Inc.	159,885	18,910
*	Molina Healthcare Inc.	61,651	17,944
	Universal Health Services Inc. Class B	87,940	15,778
	UnitedHealth Group Inc.	30,000	15,176
	HCA Healthcare Inc.	49,304	14,799
*	DexCom Inc.	187,600	14,590
	Danaher Corp.	60,199	13,819
	Amgen Inc.	50,400	13,136
	Becton Dickinson & Co.	50,800	11,525
	Zoetis Inc.	63,710	10,380
	McKesson Corp.	15,808	9,009
	Johnson & Johnson	60,920	8,810
	Elevance Health Inc.	23,200	8,558
*	Alnylam Pharmaceuticals Inc.	34,100	8,024
*	Medpace Holdings Inc.	16,400	5,449
	Alcon AG	61,593	5,229
*	Regeneron Pharmaceuticals Inc.	6,000	4,274

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
*	ACADIA Pharmaceuticals Inc.	230,000	4,220
	Cigna Group	11,420	3,154
*	QuidelOrtho Corp.	63,000	2,807
	Embecta Corp.	130,070	2,686
*	Tenet Healthcare Corp.	20,000	2,525
*	Corcept Therapeutics Inc.	41,963	2,114
*	Natera Inc.	12,400	1,963
*	Exelixis Inc.	58,700	1,955
	Teleflex Inc.	9,640	1,716
*	IQVIA Holdings Inc.	8,080	1,588
*	Cooper Cos. Inc.	16,400	1,508
*	Mettler-Toledo International Inc.	1,200	1,468
*	Incyte Corp.	20,400	1,409
*	Intuitive Surgical Inc.	2,400	1,253
*	Ardelyx Inc.	233,200	1,182
*	ChromaDex Corp.	216,000	1,146
	Dentsply Sirona Inc.	57,000	1,082
*	Doximity Inc. Class A	18,600	993
*	LivaNova plc	20,700	959
	Cencora Inc.	4,200	944
*	Dynavax Technologies Corp.	64,303	821
*	Owens & Minor Inc.	59,702	780
*	Nevro Corp.	172,711	642
*	Myriad Genetics Inc.	42,095	577
*	Celldex Therapeutics Inc.	22,400	566
*	Biohaven Ltd.	13,482	504
*	Supernus Pharmaceuticals Inc.	13,000	470
*	Surmodics Inc.	10,587	419
*	Fulcrum Therapeutics Inc.	85,200	400
*	Merus NV	8,700	366
*	Avadel Pharmaceuticals plc	34,055	358
*	Pacira BioSciences Inc.	18,800	354
*	CorMedix Inc.	35,905	291
*	Travere Therapeutics Inc.	16,675	290
*	Enanta Pharmaceuticals Inc.	49,600	285
*	Novavax Inc.	32,500	261
*	Sage Therapeutics Inc.	45,051	245
*	Kodiak Sciences Inc.	23,838	237
	Abbott Laboratories	1,900	215
*	Moderna Inc.	4,700	195
*	Amphastar Pharmaceuticals Inc.	5,100	189
*	Varex Imaging Corp.	12,960	189
*	AngioDynamics Inc.	19,581	179
*	BioCryst Pharmaceuticals Inc.	23,500	177
*	Vir Biotechnology Inc.	23,539	173
*	OraSure Technologies Inc.	46,400	167
*	Mirum Pharmaceuticals Inc.	3,344	138
*	AnaptysBio Inc.	9,700	128
*	MannKind Corp.	19,700	127
*	Kura Oncology Inc.	12,900	112
*	REGENXBIO Inc.	13,600	105
*	Zimvie Inc.	6,000	84
*	Avanos Medical Inc.	4,500	72
*	Rapt Therapeutics Inc.	42,125	67
*	Puma Biotechnology Inc.	21,300	65
*	ADMA Biologics Inc.	3,600	62
*	Blueprint Medicines Corp.	700	61
*	Mersana Therapeutics Inc.	38,900	56
*	Indivior plc	3,500	43
*	MiMedx Group Inc.	4,400	42
*	LifeMD Inc.	6,800	34
*	Harmony Biosciences Holdings Inc.	800	28
*	OptimizeRx Corp.	3,776	18
*	Accuray Inc.	8,076	16
*	Joint Corp.	1,154	12
	Patterson Cos. Inc.	400	12
*	GeneDx Holdings Corp.	126	10
*	Avidity Biosciences Inc.	300	9
*	ALX Oncology Holdings Inc.	3,848	6
*	Fate Therapeutics Inc.	2,637	4

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
*,1	Radius Health Inc. CVR	17,800	1
*	Xeris Biopharma Holdings Inc.	33	—
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $681)	65	—
			1,407,020
Industrials (7.6%)
*	Uber Technologies Inc.	2,118,120	127,765
	Lockheed Martin Corp.	189,110	91,896
	General Dynamics Corp.	284,583	74,985
	RTX Corp.	527,868	61,085
	Howmet Aerospace Inc.	526,956	57,633
	Trane Technologies plc	149,060	55,055
	Northrop Grumman Corp.	112,390	52,744
	Waste Connections Inc. (XTSE)	306,146	52,529
	Westinghouse Air Brake Technologies Corp.	263,789	50,012
	Caterpillar Inc.	122,298	44,365
	Cintas Corp.	225,224	41,148
	General Electric Co.	239,860	40,006
	IDEX Corp.	188,970	39,550
	Delta Air Lines Inc.	642,048	38,844
	Parker-Hannifin Corp.	58,897	37,460
	Vertiv Holdings Co. Class A	300,952	34,191
	WW Grainger Inc.	25,649	27,035
	Eaton Corp. plc	77,850	25,836
*	Clean Harbors Inc.	108,136	24,886
*	United Airlines Holdings Inc.	252,910	24,558
	Waste Management Inc.	111,283	22,456
	TransDigm Group Inc.	14,960	18,959
	AerCap Holdings NV	140,500	13,446
	Textron Inc.	152,267	11,647
	Automatic Data Processing Inc.	35,100	10,275
	Snap-on Inc.	21,598	7,332
	3M Co.	54,800	7,074
	CH Robinson Worldwide Inc.	67,200	6,943
	Carrier Global Corp.	101,600	6,935
	Illinois Tool Works Inc.	25,960	6,582
*	Parsons Corp.	70,400	6,494
	Leidos Holdings Inc.	44,490	6,409
	KBR Inc.	110,400	6,395
	Quanta Services Inc.	17,960	5,676
	PACCAR Inc.	50,830	5,287
	Union Pacific Corp.	22,159	5,053
	AMETEK Inc.	28,000	5,047
	Hexcel Corp.	75,700	4,746
	Broadridge Financial Solutions Inc.	19,190	4,339
	Expeditors International of Washington Inc.	34,090	3,776
*	Axon Enterprise Inc.	5,010	2,978
	A O Smith Corp.	41,800	2,851
	Verisk Analytics Inc.	10,190	2,807
	Allegion plc	18,290	2,390
	Wabash National Corp.	126,600	2,169
	Atmus Filtration Technologies Inc.	54,400	2,131
	WESCO International Inc.	10,900	1,972
	Comfort Systems USA Inc.	4,300	1,823
	Fortive Corp.	22,400	1,680
*	Fluor Corp.	27,300	1,346
	United Parcel Service Inc. Class B (XNYS)	10,600	1,337
	Star Bulk Carriers Corp.	80,400	1,202
	Powell Industries Inc.	4,800	1,064
*	Blue Bird Corp.	25,800	997
	Donaldson Co. Inc.	12,500	842
*	Masterbrand Inc.	57,500	840
*	Lyft Inc. Class A	60,600	782
	MSA Safety Inc.	4,554	755
	Acuity Brands Inc.	2,400	701
*	Hudson Technologies Inc.	125,573	701
	Advanced Drainage Systems Inc.	5,840	675
*	API Group Corp.	18,579	668
	Maximus Inc.	8,778	655
	Shyft Group Inc.	51,400	603

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	Huntington Ingalls Industries Inc.	3,000	567
*	Verra Mobility Corp.	23,000	556
*	NEXTracker Inc. Class A	14,700	537
*	Amentum Holdings Inc.	24,800	522
*	Enviri Corp.	66,800	514
	John Bean Technologies Corp.	3,827	486
*	TrueBlue Inc.	57,575	484
	Xylem Inc.	4,100	476
	Primoris Services Corp.	6,200	474
	Masco Corp.	6,000	435
	Otis Worldwide Corp.	4,400	408
	Brady Corp. Class A	5,062	374
	ICF International Inc.	3,100	370
*	MasTec Inc.	2,700	368
	Vestis Corp.	22,167	338
*	GXO Logistics Inc.	7,400	322
*	Legalzoom.com Inc.	39,700	298
*	Planet Labs PBC	61,000	246
	Enerpac Tool Group Corp.	5,600	230
	Stanley Black & Decker Inc.	2,700	217
	JB Hunt Transport Services Inc.	1,000	171
	Kelly Services Inc. Class A	11,900	166
*	Innodata Inc.	3,500	138
*	Generac Holdings Inc.	700	109
	Tennant Co.	1,300	106
	Marten Transport Ltd.	6,538	102
	TriNet Group Inc.	912	83
	Copa Holdings SA Class A	700	62
	Allient Inc.	2,000	49
	TTEC Holdings Inc.	9,056	45
*	Manitowoc Co. Inc.	2,800	26
*	IBEX Holdings Ltd.	800	17
*	Northwest Pipe Co.	300	14
	Quad / Graphics Inc.	491	3
			1,209,736
Information Technology (31.4%)
	NVIDIA Corp.	8,065,328	1,083,093
	Apple Inc.	3,787,193	948,389
	Microsoft Corp.	2,092,253	881,885
	Broadcom Inc.	1,812,515	420,214
*	ServiceNow Inc.	142,341	150,899
*	Arista Networks Inc.	1,061,333	117,309
*	Fortinet Inc.	1,078,743	101,920
	Cisco Systems Inc.	1,626,508	96,289
	QUALCOMM Inc.	554,858	85,237
	Motorola Solutions Inc.	178,790	82,642
	Oracle Corp.	470,420	78,391
[2]	SAP SE ADR	266,937	65,723
	Salesforce Inc.	171,440	57,318
	NetApp Inc.	471,616	54,745
*	HubSpot Inc.	75,072	52,308
*	Synopsys Inc.	105,960	51,429
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	247,078	48,795
*	Adobe Inc.	104,926	46,659
*	MongoDB Inc.	195,790	45,582
	NXP Semiconductors NV	192,197	39,948
*	VeriSign Inc.	185,455	38,382
	Micron Technology Inc.	428,200	36,037
*	Shopify Inc. Class A (XTSE)	337,664	35,904
	Amphenol Corp. Class A	509,400	35,378
	TE Connectivity plc	197,835	28,284
	Corning Inc.	575,300	27,338
*	Palantir Technologies Inc. Class A	344,990	26,092
	Seagate Technology Holdings plc	294,300	25,401
	KLA Corp.	40,220	25,343
*	Cadence Design Systems Inc.	70,290	21,119
	Texas Instruments Inc.	106,600	19,989
*	Tyler Technologies Inc.	29,280	16,884
*	Autodesk Inc.	52,820	15,612

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
*	Keysight Technologies Inc.	82,890	13,315
	Accenture plc Class A	33,014	11,614
	Vontier Corp.	316,690	11,550
	CDW Corp.	44,400	7,727
	Lam Research Corp.	105,790	7,641
*	F5 Inc.	30,090	7,567
*	Fair Isaac Corp.	3,500	6,968
*	Sanmina Corp.	85,612	6,478
	Applied Materials Inc.	39,800	6,473
*	Zebra Technologies Corp. Class A	15,260	5,894
*	Advanced Micro Devices Inc.	43,500	5,254
*	UiPath Inc. Class A	386,100	4,907
	Logitech International SA (Registered)	47,600	3,920
	Analog Devices Inc.	17,970	3,818
	Gen Digital Inc. (XNGS)	138,560	3,794
	Amdocs Ltd.	34,000	2,895
*	Kyndryl Holdings Inc.	78,300	2,709
	International Business Machines Corp.	11,300	2,484
	Jabil Inc.	12,800	1,842
*	Qorvo Inc.	24,300	1,699
*	Astera Labs Inc.	9,900	1,311
*	Klaviyo Inc. Class A	27,000	1,114
*	Consensus Cloud Solutions Inc.	42,934	1,024
*	Plexus Corp.	6,500	1,017
*	Xperi Inc.	93,137	957
	Monolithic Power Systems Inc.	1,600	947
*	Yext Inc.	122,700	780
	Teradyne Inc.	6,000	756
*	Wix.com Ltd.	3,400	730
*	NetScout Systems Inc.	32,700	708
*	Rambus Inc.	12,400	655
	Methode Electronics Inc.	54,200	639
*	Mirion Technologies Inc.	36,300	633
*	Photronics Inc.	21,000	495
*	Aurora Innovation Inc.	72,900	459
*	Ouster Inc.	33,900	414
*	Daktronics Inc.	24,100	406
*	ON Semiconductor Corp.	6,100	385
*	N-able Inc.	41,200	385
	Pegasystems Inc.	4,000	373
*	Onto Innovation Inc.	2,200	367
*	MaxLinear Inc.	17,000	336
*	Credo Technology Group Holding Ltd.	4,800	323
*	Ultra Clean Holdings Inc.	7,600	273
	Badger Meter Inc.	1,000	212
*	Weave Communications Inc.	13,295	212
*	Everspin Technologies Inc.	31,173	199
*	Upland Software Inc.	44,800	194
	Amkor Technology Inc.	6,900	177
*	Unisys Corp.	22,488	142
*	PROS Holdings Inc.	5,530	121
*	EPAM Systems Inc.	500	117
	AudioCodes Ltd.	11,702	114
*	Domo Inc. Class B	13,700	97
*	Guidewire Software Inc.	500	84
*	PDF Solutions Inc.	2,956	80
*	Extreme Networks Inc.	1,400	23
*	Brightcove Inc.	3,700	16
*	SkyWater Technology Inc.	800	11
*	8x8 Inc.	3,800	10
*	Digital Turbine Inc.	700	1
			4,996,384
Materials (1.9%)
	Linde plc	153,330	64,195
	Freeport-McMoRan Inc.	1,575,043	59,978
	Sherwin-Williams Co.	116,400	39,568
	Celanese Corp.	356,724	24,689
	FMC Corp.	467,395	22,720
	PPG Industries Inc.	137,100	16,377

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	Ecolab Inc.	68,300	16,004
	Mosaic Co.	626,200	15,392
	Vulcan Materials Co.	19,500	5,016
*	ATI Inc.	81,700	4,497
	Southern Copper Corp.	43,400	3,955
*	Constellium SE	289,478	2,973
	CRH plc	27,287	2,525
	Huntsman Corp.	132,800	2,394
	Barrick Gold Corp. (XTSE)	137,000	2,123
*	SilverCrest Metals Inc.	169,700	1,544
	DuPont de Nemours Inc.	19,900	1,517
	Packaging Corp. of America	6,300	1,418
*	Axalta Coating Systems Ltd.	40,900	1,400
	Nucor Corp.	11,200	1,307
	Orion SA	71,413	1,128
	Element Solutions Inc.	38,300	974
	SunCoke Energy Inc.	90,100	964
	Westlake Corp.	5,805	665
	Teck Resources Ltd. Class B	15,700	636
*	Magnera Corp.	30,301	551
	Ball Corp.	9,907	546
*	Fortuna Mining Corp.	117,200	503
	Corteva Inc.	7,700	439
	Mativ Holdings Inc.	33,300	363
	LyondellBasell Industries NV Class A	4,800	356
*	IAMGOLD Corp. (XTSE)	64,500	333
	American Vanguard Corp.	63,700	295
	Hecla Mining Co.	48,900	240
	Kaiser Aluminum Corp.	3,000	211
*	Century Aluminum Co.	9,376	171
*	Alto Ingredients Inc.	94,562	147
	Mercer International Inc.	21,000	136
*	Intrepid Potash Inc.	6,180	135
	Worthington Steel Inc.	4,000	127
*	Clearwater Paper Corp.	3,600	107
	First Majestic Silver Corp.	18,700	103
	Olympic Steel Inc.	3,103	102
*	LSB Industries Inc.	1,942	15
	Trinseo plc	1,700	9
*	SSR Mining Inc. (XTSE)	600	4
	International Paper Co.	1	—
			298,852
Other (0.5%)
	SPDR S&P 500 ETF Trust	145,094	85,037
*,1	Paratek Pharmaceuticals Inc. CVR	15,782	1
*,1	Aduro Biotech Inc. CVR	67	—
*,1	Strongbridge Biopharm CVR	335	—
*,1	GCI Liberty Inc.	100	—
			85,038
Real Estate (2.1%)
	Welltower Inc.	807,475	101,766
	Simon Property Group Inc.	316,610	54,523
	Digital Realty Trust Inc.	176,300	31,263
	Equity Residential	417,216	29,939
	American Tower Corp.	125,260	22,974
*	CBRE Group Inc. Class A	171,640	22,535
	Equinix Inc.	20,890	19,697
	SBA Communications Corp.	58,460	11,914
	Camden Property Trust	63,180	7,331
	UDR Inc.	135,030	5,862
	First Industrial Realty Trust Inc.	102,200	5,123
	AvalonBay Communities Inc.	18,920	4,162
	Federal Realty Investment Trust	34,672	3,882
	Kimco Realty Corp.	84,505	1,980
	Mid-America Apartment Communities Inc.	11,810	1,825
	Innovative Industrial Properties Inc.	26,154	1,743
	COPT Defense Properties	34,900	1,080
*	Anywhere Real Estate Inc.	321,300	1,060
	InvenTrust Properties Corp.	33,797	1,018

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	Public Storage	3,147	942
	Ventas Inc.	11,700	689
	LXP Industrial Trust	52,900	430
	Weyerhaeuser Co.	14,781	416
	SITE Centers Corp.	26,500	405
*	RE / MAX Holdings Inc. Class A	31,306	334
	Hudson Pacific Properties Inc.	109,900	333
	Community Healthcare Trust Inc.	17,000	327
	St. Joe Co.	6,600	297
	Industrial Logistics Properties Trust	67,400	246
	City Office REIT Inc.	35,900	198
	LTC Properties Inc.	5,700	197
*	Apartment Investment & Management Co. Class A	21,300	194
*	Forestar Group Inc.	6,400	166
*	Seritage Growth Properties Class A	34,600	143
	Regency Centers Corp.	1,600	118
	Sabra Health Care REIT Inc.	6,700	116
	Orion Office REIT Inc.	30,700	114
	Veris Residential Inc.	6,187	103
	Omega Healthcare Investors Inc.	2,600	98
	Alexander & Baldwin Inc.	4,700	83
	Office Properties Income Trust	78,737	79
	Cousins Properties Inc.	2,400	74
*	Douglas Elliman Inc.	41,320	69
	PotlatchDeltic Corp.	1,200	47
	Franklin Street Properties Corp.	24,873	46
	Healthpeak Properties Inc.	1,700	34
	Service Properties Trust	10,100	26
	CareTrust REIT Inc.	100	3
			336,004
Utilities (2.3%)
	Sempra	2,059,155	180,629
	NRG Energy Inc.	299,160	26,990
	Consolidated Edison Inc.	297,900	26,582
	Constellation Energy Corp.	114,500	25,615
	Vistra Corp.	107,326	14,797
	Edison International	176,514	14,093
	Public Service Enterprise Group Inc.	166,630	14,079
	Exelon Corp.	361,269	13,598
	Evergy Inc.	189,560	11,667
	Southern Co.	86,500	7,121
	AES Corp.	500,180	6,437
	Atmos Energy Corp.	43,800	6,100
	CMS Energy Corp.	89,600	5,972
	DTE Energy Co.	38,215	4,614
	FirstEnergy Corp.	86,300	3,433
	Duke Energy Corp.	27,900	3,006
	NextEra Energy Inc.	26,405	1,893
	PG&E Corp.	61,545	1,242
	CenterPoint Energy Inc.	39,000	1,238
	WEC Energy Group Inc.	8,565	805
	American Electric Power Co. Inc.	7,703	710
*	Montauk Renewables Inc.	15,032	60
	MGE Energy Inc.	200	19
			370,700
Total Common Stocks (Cost $10,315,173)			15,584,627

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.466% (Cost $345,199)	3,452,282	345,228
Total Investments (100.1%) (Cost $10,660,372)			15,929,855
Other Assets and Liabilities—Net (-0.1%)			(16,639)
Net Assets (100%)			15,913,216
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,501,000.
3	Restricted securities totaling $0, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $5,721,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	994	295,007	(8,096)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Growth and Income Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,584,625	—	2	15,584,627
Temporary Cash Investments	345,228	—	—	345,228
Total	15,929,853	—	2	15,929,855
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(8,096)	—	—	(8,096)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.